UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of June 30, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.30%
	Business Services - 18.90%
1,469,772	ACI Worldwide, Inc.(a)	$68,315,002
848,337	ANSYS, Inc.(a)	62,013,435
819,038	Concur Technologies, Inc.(a)	66,653,312
181,200	EnerNOC, Inc.(a)	2,402,712
713,863	MedAssets, Inc.(a)	12,663,930
3,947,566	NIC, Inc.(b)	65,253,266
2,362,256	Nuance Communications, Inc.(a)	43,418,265
2,022,964	PROS Holdings, Inc.(a)(b)	60,587,772

		381,307,694

	Consumer Related - 2.51%
819,237	Dolby Laboratories, Inc. - Class A	27,403,478
899,045	DTS, Inc.(a)	18,502,346
210,521	Rovi Corp.(a)	4,808,300

		50,714,124

	Industrial Products & Systems - 28.13%
1,444,600	Balchem Corp.	64,645,850
731,248	CARBO Ceramics, Inc.	49,308,053
1,482,201	Cognex Corp.	67,025,129
2,038,549	Diodes, Inc.(a)	52,941,117
966,278	Dynamic Materials Corp.(b)	15,953,250
1,161,902	FEI Co.	84,807,227
1,071,998	FLIR Systems, Inc.	28,911,786
592,590	Geospace Technologies Corp.(a)	40,936,117
947,818	Hittite Microwave Corp.(a)	54,973,444
1,110,752	Measurement Specialties, Inc.(a)(b)	51,683,291
1,806,244	Sun Hydraulics Corp.(b)	56,499,312

		567,684,576

	Information/Knowledge Management - 19.52%
1,931,654	American Software, Inc. - Class A(b)	16,786,073
2,265,102	Blackbaud, Inc.	73,774,372
1,043,762	Manhattan Associates, Inc.(a)(b)	80,536,676
2,846,273	Netscout Systems, Inc.(a)(b)	66,432,012
2,060,711	Quality Systems, Inc.	38,555,903
1,320,571	Tyler Technologies, Inc.(a)	90,525,142
1,850,276	Vocera Communications, Inc.(a)(b)	27,199,057

		393,809,235

	Medical/Health Care - 22.16%
1,340,020	Abaxis, Inc.(b)	63,664,350
3,084,414	Accelrys, Inc.(a)(b)	25,909,078
1,154,969	Bruker Corp.(a)	18,652,749
2,023,401	Cantel Medical Corp.(b)	68,532,592
2,133,394	Incyte Corp., Ltd.(a)	46,934,668
1,297,930	Medidata Solutions, Inc.(a)	100,524,678
1,799,105	Meridian Bioscience, Inc.	38,680,758
1,019,214	Quidel Corp.(a)	26,020,533
841,932	Techne Corp.	58,160,663

		447,080,069

Shares		Value (Note 1)

COMMON STOCKS - 95.30% (continued)
	Miscellaneous - 4.08%
1,481,757	Neogen Corp.(a)(b)	$82,326,419

Total Common Stocks (Cost $1,196,611,087)		1,922,922,117

SHORT TERM INVESTMENTS - 4.17%
84,187,448	Dreyfus Cash Management Institutional Shares, 0.04%(c)	84,187,448

Total Short Term Investments (Cost $84,187,448)		84,187,448

Total Value of Investments (Cost $1,280,798,535) - 99.47%		2,007,109,565
Other Assets in Excess of Liabilities - 0.53%		10,746,177

Net Assets - 100.00%		$2,017,855,742

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at June 30, 2013.

Common Abbreviations:
Ltd. - Limited.

See Notes to Schedule of Investments.

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.20%
	Bermuda - 2.65%
1,662	Invesco, Ltd.	$52,852
7,630	Nabors Industries, Ltd.	116,815

		169,667

	Canada - 4.20%
6,375	Canadian Natural Resources, Ltd.	179,727
6,338	Dominion Diamond Corp.(a)	89,613

		269,340

	Denmark - 0.86%
354	Novo Nordisk A/S, Class B	55,169

	Egypt - 0.44%
10,114	Orascom Telecom Holding SAE(a)(b)(c)	28,420

	Finland - 1.16%
936	Kone OYJ, Class B	74,379

	France - 5.92%
7,883	Flamel Technologies SA(a)(d)	48,481
1,993	Sanofi	206,548
1,237	Societe BIC SA	123,980

		379,009

	Germany - 4.25%
1,376	Bayerische Motoren Werke AG	120,324
960	Carl Zeiss Meditec AG	31,864
1,637	SAP AG	119,878

		272,066

	Hong Kong - 5.93%
170,000	Chaoda Modern Agriculture Holdings, Ltd.(a)	24,110
41,605	Esprit Holdings, Ltd.	62,010
92,000	Kingdee International Software Group Co., Ltd.(a)	17,081
104,000	Kingsoft Corp., Ltd.	171,902
15,600	Ping An Insurance Group Co., Class H	104,992

		380,095

	Ireland - 8.20%
3,377	DCC PLC	132,003
3,375	ICON PLC(a)	119,576
1,374	Paddy Power PLC	117,895
173,315	Total Produce PLC	155,660

		525,134

	Israel - 1.46%
2,393	Teva Pharmaceutical Industries, Ltd.(d)	93,806

	Italy - 3.71%
13,060	Azimut Holding SpA	237,822

Shares		Value (Note 1)

COMMON STOCKS - 97.20% (continued)
	Japan - 11.57%
6,600	Japan Tobacco, Inc.	$233,242
8,700	Mitsubishi Estate Co., Ltd.	231,667
6,900	Rakuten, Inc.	81,606
20,000	Sapporo Holdings, Ltd.	73,402
9,390	Yamaha Motor Co., Ltd.	121,659

		741,576

	Mexico - 1.91%
1,186	Fomento Economico Mexicano SAB de CV(d)	122,383

	Netherlands - 2.08%
6,299	Wolters Kluwer NV	133,275

	Singapore - 4.19%
89,000	Goodpack, Ltd.	110,240
122,424	UOB-Kay Hian Holdings, Ltd.	158,403

		268,643

	South Africa - 2.99%
4,423	Sasol, Ltd.(d)	191,560

	Spain - 1.89%
3,171	Grifols SA	116,396
158	Grifols SA, Class B	4,465

		120,861

	Sweden - 1.52%
1,356	Millicom International Cellular SA(e)	97,685

	Switzerland - 16.28%
13	Givaudan SA	16,777
48	Lindt & Spruengli AG, Non-Voting	180,302
2,222	Nestle SA	145,734
10,419	Nobel Biocare Holding AG	126,852
908	Roche Holding AG	225,907
346	The Swatch Group AG	189,383
1,563	Transocean, Ltd.	74,946
2,526	Tyco International, Ltd.	83,232

		1,043,133

	United Kingdom - 15.20%
28,561	BAE Systems PLC	166,375
3,729	Carnival Corp.	127,867
5,782	Diageo PLC	165,331
44,330	Man Group PLC	56,097
274,030	Management Consulting Group PLC	118,785
20,960	Reed Elsevier PLC	238,138
10,177	UBM PLC	101,541

		974,134

	United States - 0.79%
1,263	The ADT Corp.	50,331

Total Common Stocks (Cost $4,294,015)		6,228,488

Shares		Value (Note 1)

SHORT TERM INVESTMENTS - 2.55%
163,376	Dreyfus Cash Management Institutional Shares, 0.04%(f)	163,376

Total Short Term Investments (Cost $163,376)		163,376

Total Value of Investments (Cost $4,457,391) - 99.75%		6,391,864
Other Assets in Excess of Liabilities - 0.25%		16,112

Net Assets - 100.00%		$6,407,976

(a)	Non-income producing investment.
(b)	Global Depositary Receipt.
(c)	Securities were issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of June 30, 2013, the aggregate market value of those securities was $28,420, representing 0.44% of net assets.
(d)	American Depositary Receipt.
(e)	Swedish Depositary Receipt.
(f)	Represents 7 day effective yield at June 30, 2013.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany & Switzerland)
A/S - Aktieselskabis is a Danish term for a public limited liability corporation. (Denmark)
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ - Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC - Public Limited Company. (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Sweden, Spain, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SAE - Societe Anonyme Egyptienne is an Egyptian Joint Stock Company. (Egypt)
SpA - Societa‘ Per Azioni is an Italian shared company. (Italy)

See Notes to Schedule of Investments.

Brown Capital Management Mid-Cap Fund
Schedule of Investments
As of June 30, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.34%
	Consumer Discretionary - 21.29%
11,659	BorgWarner, Inc.(a)	$1,004,423
19,885	Coach, Inc.	1,135,235
43,521	Dick’s Sporting Goods, Inc.	2,178,661
29,208	Guess?, Inc.	906,324
18,579	Lululemon Athletica, Inc.(a)	1,217,296
35,143	Michael Kors Holdings, Ltd.(a)	2,179,569
944	NVR, Inc.(a)	870,368
65,866	PulteGroup, Inc.(a)	1,249,478
34,303	Toll Brothers, Inc.(a)	1,119,307
20,810	Tractor Supply Co.	2,447,464

		14,308,125

	Consumer Staples - 2.80%
26,073	Elizabeth Arden, Inc.(a)	1,175,110
11,686	Monster Beverage Corp.(a)	710,158

		1,885,268

	Energy - 7.01%
38,285	Cameron International Corp.(a)	2,341,511
25,828	CARBO Ceramics, Inc.	1,741,582
9,160	Diamond Offshore Drilling, Inc.	630,116

		4,713,209

	Financials - 6.34%
54,781	Stifel Financial Corp.(a)	1,954,038
31,521	T. Rowe Price Group, Inc.	2,305,761

		4,259,799

	Health Care - 21.17%
213,410	Allscripts Healthcare Solutions, Inc.(a)	2,761,525
28,010	Covance, Inc.(a)	2,132,682
106,789	MedAssets, Inc.(a)	1,894,437
37,702	Meridian Bioscience, Inc.	810,593
37,568	Myriad Genetics, Inc.(a)	1,009,452
46,865	PAREXEL International Corp.(a)	2,152,978
23,449	Shire PLC(b)	2,230,234
12,414	Waters Corp.(a)	1,242,021

		14,233,922

	Industrials - 10.68%
19,568	Expeditors International of Washington, Inc.	743,780
20,286	JB Hunt Transport Services, Inc.	1,465,461
20,530	MSC Industrial Direct Co. - Class A	1,590,254
96,856	Quanta Services, Inc.(a)	2,562,810
7,406	Stericycle, Inc.(a)	817,844

		7,180,149

	Information Technology - 22.46%
54,429	Akamai Technologies, Inc.(a)	2,315,954
24,388	ANSYS, Inc.(a)	1,782,763
29,586	Blackbaud, Inc.	963,616

Shares		Value (Note 1)

COMMON STOCKS - 96.34% (continued)
	Information Technology - 22.46% (continued)
71,309	Diodes, Inc.(a)	$1,851,894
10,799	FactSet Research Systems, Inc.	1,100,850
29,910	FEI Co.	2,183,131
63,092	NetApp, Inc.(a)	2,383,616
30,831	Rovi Corp.(a)	704,180
69,602	Trimble Navigation, Ltd.(a)	1,810,348

		15,096,352

	Materials - 4.59%
22,663	Ecolab, Inc.	1,930,661
37,448	General Cable Corp.	1,151,526

		3,082,187

Total Common Stocks (Cost $50,813,834)		64,759,011

SHORT TERM INVESTMENTS - 3.70%
2,487,730	Dreyfus Cash Management Institutional Shares, 0.04%(c)	2,487,730

Total Short Term Investments (Cost $2,487,730)		2,487,730

Total Value of Investments (Cost $53,301,564) - 100.04%		67,246,741
Liabilities in Excess of Other Assets - (0.04)%		(23,802)

Net Assets - 100.00%		$67,222,939

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at June 30, 2013.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company. (United Kingdom)

See Notes to Schedule of Investments.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2013 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), the Brown Capital Management International Equity Fund (“International Equity Fund”), and the Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of the Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act. Prior to December 1, 2011, the Funds were series portfolios of The Nottingham Investment Trust II (the “Predecessor Trust”), a Massachusetts business trust.

The Small Company Fund commenced operations as a series of the Predecessor Trust on July 23, 1992. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The International Equity Fund commenced operations as a series of the Predecessor Trust on May 28, 1999. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares.

The Mid-Cap Fund commenced operations as a series of the Predecessor Trust on September 30, 2002. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into a class of shares that was previously designated as “Institutional Shares” and subsequently redesignated as of December 1, 2011, as the “Investor Shares”. Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2013 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the three months ended June 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2013:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$1,922,922,117	$—	$—	$1,922,922,117
Short Term Investments	84,187,448	—	—	84,187,448

Total	$2,007,109,565	$—	$—	$2,007,109,565

International Equity Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks
Hong Kong	$355,985	$—	$24,110	$380,095
All Other Countries	5,848,393	—	—	5,848,393
Short Term Investments	163,376	—	—	163,376

Total	$6,367,754	$—	$24,110	$6,391,864

Mid-Cap Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$64,759,011	$—	$—	$64,759,011
Short Term Investments	2,487,730	—	—	2,487,730

Total	$67,246,741	$—	$—	$67,246,741

*See Schedule of Investments for industry/country classifications

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2013.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2013 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

International Equity Fund:

Investments in Securities at value	Balance as of March 31, 2013	Realized Gain	Change in Unrealized Appreciation	Balance as of June 30, 2013	Net change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments held at June 30, 2013

Common Stocks	$24,090	$-	$20	$24,110	$20

Total	$24,090	$-	$20	$24,110	$20

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2013, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2013 (Unaudited)

	Share Balance at			Share Balance at	Market Value at		Realized Gains
Security Name	April 1, 2013	Purchases	Sales	June 30, 2013	June 30, 2013	Dividends	(Losses)

Abaxis, Inc.	1,340,020	-	-	1,340,020	$63,664,350	$-	$-
Accelrys, Inc.	3,084,414	-	-	3,084,414	25,909,078	-	-
American Software, Inc. - Class A	1,931,654	-	-	1,931,654	16,786,073	-	-
Cantel Medical Corp.	1,779,984	243,417	-	2,023,401	68,532,592	-	-
Dynamic Materials Corp.	966,278	-	-	966,278	15,953,250	38,651	-
Manhattan Associates, Inc.	1,043,762	-	-	1,043,762	80,536,676	-	-
Measurement Specialties, Inc.	1,110,752	-	-	1,110,752	51,683,291	-	-
Medidata Solutions, Inc.	1,479,694	-	(181,764)	1,297,930	-	-	8,538,298
NIC, Inc.	3,947,566	-	-	3,947,566	65,253,266	-	-
Neogen Corp.	1,386,218	95,539	-	1,481,757	82,326,419	-	-
Netscout System	2,436,881	409,392	-	2,846,273	66,432,012
PROS Holdings, Inc.	2,022,964	-	-	2,022,964	60,587,772	-	-
Sun Hydraulics Corp.	1,745,635	60,609	-	1,806,244	56,499,312	314,214	-
Vocera
Communications, Inc.	1,442,522	407,754	-	1,850,276	27,199,057	-

TOTAL	25,718,344	1,216,711	(181,764)	26,753,291	681,363,148	$352,865	$8,538,298

2. FEDERAL INCOME TAX

At June 30, 2013, the tax-basis cost of investments and components of net assets were as follows:

	Small Company Fund	International Equity Fund	Mid-Cap Fund

Unrealized Appreciation	$784,915,046	$2,000,223	$15,248,981
Unrealized (Depreciation)	(58,604,016)	(258,895)	(1,424,337)

Net Unrealized Appreciation	726,311,030	1,741,328	13,824,644

Cost of investments for income tax purposes	1,280,798,535	4,650,536	53,422,097

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: August 28, 2013

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: August 28, 2013